Fees Summary	Sep. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 204,938,874.75
Previously Paid Amount	0.00
Total Fee Amount	28,302.06
Total Offset Amount	0.00
Net Fee	$ 28,302.06